General	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

Note 1 – General

Endeavour International Corporation (a Nevada corporation) is an independent oil and gas company engaged in the acquisition, exploration and development of energy reserves. As used in these Notes to Condensed Consolidated Financial Statements, the terms “Endeavour,” “we,” “us,” “our” and similar terms refer to Endeavour International Corporation and, unless the context indicates otherwise, its consolidated subsidiaries. The accompanying financial statements should be read in conjunction with the audited consolidated financial statements and notes included in our Annual Report on Form 10–K for the year ended December 31, 2011.

Basis of Presentation and Use of Estimates

The accompanying unaudited condensed consolidated financial statements have been prepared on the accrual basis of accounting in accordance with GAAP and have been presented on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. These accounting principles require management to use estimates, judgments and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, and revenues and expenses during the reporting period. Management reviews its estimates, including those related to the determination of proved reserves, estimates of future dismantlement costs, income taxes and litigation. Actual results could materially differ from those estimates. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included in these financial statements. Certain amounts for prior periods have been reclassified to conform to the current presentation.

Management believes that it is reasonably possible that the following material estimates affecting the financial statements could change in the coming year:

  proved oil and gas reserves,
  expected future cash flow from proved oil and gas properties, future dismantlement and restoration costs,
  fair values used in purchase accounting; and
  fair value of derivative instruments.

New Accounting Developments

On January 1, 2012, we adopted the following accounting standards:

  Fair Value - In May 2011, the Financial Accounting Standards Board (the “FASB”) issued an accounting standard on fair value measurements that clarified the application of existing guidance and disclosure requirements, changed certain fair value measurement principles and required additional disclosures about fair value measurements.

  Comprehensive Income - In June 2011, the FASB issued guidance impacting the presentation of comprehensive income. The guidance eliminated the option to report components of other comprehensive income in the statement of changes in equity or in a footnote to the financial statements.

  Goodwill - In September 2011, the FASB amended the previously issued guidance on testing goodwill for impairment. The revised guidance provides entities with an option of performing a qualitative assessment prior to calculating the fair value of the reporting unit.

The adoption of each of these standards did not have a material impact on our financial position or results of operations.